                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Bill & Melinda Gates Foundation
          --------------------------------
Address:  2365 Carillon Point
          -------------------
          Kirkland, WA 98033
          -------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Authorized Agent
         ----------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing

/s/ Michael Larson         Kirkland, Washington                August 11, 2006
------------------         --------------------                ---------------
     [Signature]                [City, State]                        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                            ----
Form 13F Information Table Entry Value:      52
                                            ----
Form 13F Information Table Value Total:     $4,016,783
                                            ----------
                                            (thousands)
                                            ----------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
1        28-05147                   Michael Larson


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


                           FORM 13F INFORMATION TABLE
                            As of date June 30, 2006

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                                                                          AMOUNT AND TYPE OF
                                                                               SECURITY                          VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE   SHARES/PRN  SH/PRN  INVESTMENT   OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X1000)    AMOUNT            DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                     COM              002824100   $151,331  3,470,100    SH       OTHER        1           3,470,100
------------------------------------------------------------------------------------------------------------------------------------
AES CORP                        COM              00130H105   $  9,225    500,000    SH       OTHER        1             500,000
------------------------------------------------------------------------------------------------------------------------------------
AGL RES INC                     COM              001204106   $ 76,240  2,000,000    SH       OTHER        1           2,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                     COM              023608102   $ 67,625  1,339,100    SH       OTHER        1           1,339,100
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DEC V         SPON ADR L SHS   02364W105   $ 99,780  3,000,000    SH       OTHER        1           3,000,000
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                        COM              037389103   $ 34,820  1,000,000    SH       OTHER        1           1,000,000
------------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO       COM              039483102   $159,134  3,855,000    SH       OTHER        1           3,855,000
------------------------------------------------------------------------------------------------------------------------------------
BALLY TOTAL FITNESS HLDG CORP   COM              05873K108   $  1,210    178,431    SH       OTHER        1             178,431
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                 COM              071813109   $ 73,520  2,000,000    SH       OTHER        1           2,000,000
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                          SPONSORED ADR    055622104   $313,245  4,500,000    SH       OTHER        1           4,500,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH   112585104   $ 50,182  1,235,400    SH       OTHER        1           1,235,400
------------------------------------------------------------------------------------------------------------------------------------
BUNGE LIMITED                   COM              G16962105   $ 60,300  1,200,000    SH       OTHER        1           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATL RY CO             COM              136375102   $193,410  4,420,800    SH       OTHER        1           4,420,800
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL             COM              149123101   $ 24,951    335,000    SH       OTHER        1             335,000
------------------------------------------------------------------------------------------------------------------------------------
CBS CORP NEW                    CL B             124857202   $ 13,525    500,000    SH       OTHER        1             500,000
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                COM              166764100   $ 31,961    515,000    SH       OTHER        1             515,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                    COM              191216100   $ 80,232  1,865,000    SH       OTHER        1           1,865,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA FEMSA S A DE CV       SPON ADR REP L   191241108   $ 78,851  2,671,100    SH       OTHER        1           2,671,100
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED EDISON INC         COM              209115104   $ 66,038  1,486,000    SH       OTHER        1           1,486,000
------------------------------------------------------------------------------------------------------------------------------------
COSTCO WHSL CORP NEW            COM              22160K105   $259,656  4,545,000    SH       OTHER        1           4,545,000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                  COM DISNEY       254687106   $  3,000    100,000    SH       OTHER        1             100,000
------------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW         COM              25746U109   $ 44,096    589,600    SH       OTHER        1             589,600
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP NEW            COM              26441C105   $ 45,607  1,552,844    SH       OTHER        1           1,552,844
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM              277461109   $  2,378    100,000    SH       OTHER        1             100,000
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM              302130109   $ 55,898    998,000    SH       OTHER        1             998,000
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                COM              30231G102   $216,872  3,535,000    SH       OTHER        1           3,535,000
------------------------------------------------------------------------------------------------------------------------------------
FEDEX CORP                      COM              31428X106   $107,277    918,000    SH       OTHER        1             918,000
------------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC          LTD VTG SH       35100E104   $121,906  1,984,150    SH       OTHER        1           1,984,150
------------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC                   COM              302571104   $ 32,632    788,600    SH       OTHER        1             788,600
------------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC         COM              391164100   $ 50,037  1,796,000    SH       OTHER        1           1,796,000
------------------------------------------------------------------------------------------------------------------------------------
GREATER CHINA FD INC            COM              39167B102   $  2,426    135,700    SH       OTHER        1             135,700
------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206   $114,887  5,949,600    SH       OTHER        1           5,949,600
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                  COM              437076102   $ 33,464    935,000    SH       OTHER        1             935,000
------------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                     COM              441060100   $ 14,901    347,010    SH       OTHER        1             347,010
------------------------------------------------------------------------------------------------------------------------------------
IAC INTERACTIVECORP             COM NEW          44919P300   $ 17,748    670,000    SH       OTHER        1             670,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COM              478160104   $ 61,784  1,031,100    SH       OTHER        1           1,031,100
------------------------------------------------------------------------------------------------------------------------------------
KOREA FD                        COM              500634100   $ 17,669    487,700    SH       OTHER        1             487,700
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                  COM              532457108   $ 51,843    938,000    SH       OTHER        1             938,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                  COM              589331107   $230,875  6,337,500    SH       OTHER        1           6,337,500
------------------------------------------------------------------------------------------------------------------------------------
NUVELO INC                      COM NEW          67072M301   $    555     33,333    SH       OTHER        1              33,333
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                      COM              717081103   $ 79,580  3,390,700    SH       OTHER        1           3,390,700
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC               COM              760759100   $ 36,306    900,000    SH       OTHER        1             900,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP            COM              806605101   $209,587 11,013,500    SH       OTHER        1          11,013,500
------------------------------------------------------------------------------------------------------------------------------------
SCHOLASTIC CORP                 COM              807066105   $ 29,866  1,150,000    SH       OTHER        1           1,150,000
------------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC            COM              812578102   $ 16,197  3,521,088    SH       OTHER        1           3,521,088
------------------------------------------------------------------------------------------------------------------------------------
SONY CORP                       ADR NEW          835699307   $  4,404    100,000    SH       OTHER        1             100,000
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW               COM              902124106   $128,233  4,663,000    SH       OTHER        1           4,663,000
------------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS INC    CL A             914906102   $  3,350    100,000    SH       OTHER        1             100,000
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC NEW                  CL B             92553P201   $ 17,920    500,000    SH       OTHER        1             500,000
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC             COM              931142103   $ 32,274    670,000    SH       OTHER        1             670,000
------------------------------------------------------------------------------------------------------------------------------------
WASTE MGMT INC DEL              COM              94106L109   $222,176  6,192,201    SH       OTHER        1           6,192,201
------------------------------------------------------------------------------------------------------------------------------------
WYETH                           COM              983024100   $165,800  3,733,400    SH       OTHER        1           3,733,400
------------------------------------------------------------------------------------------------------------------------------------


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